Schedule of detailed information about components of income tax expense (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Corporation tax credit	£ 1,407,542	£ 1,171,928	£ 826,065
Current tax credit	1,407,542	1,171,928	826,065
Loss before tax	14,983,467	6,629,844	6,894,049
Loss on ordinary activities multiplied by the standard rate of tax of 19% (2020: 19% and 2019: 19%)	2,846,859	1,259,670	1,309,869
Non-deductible expenses	(1,641,974)	(4,556)	(3,821)
Deferred tax movement on unrecognized fixed asset differences	(103,418)	(157,728)	56,935
Deferred tax movement on unrecognized timing differences	42,462	2,660	2,616
Deferred tax movement on share-based payments		(152,895)	(158,800)
Deferred tax asset not recognized	(342,227)	(278,753)	(695,881)
Additional allowance in respect of enhanced R&D relief	1,042,213	868,918	667,671
Surrender of tax losses for R&D tax credit refund	(1,843,915)	(1,537,316)	(1,178,589)
R&D tax credits generated	£ 1,407,542	£ 1,171,928	£ 826,065